SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Summary Of Significant Accounting Policies Details Narrative
Research and development costs	$ 1,360,739	$ 1,266,158